3. Loans, Allowance for Loan Losses and Credit Quality (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans and Leases Receivable Disclosure [Abstract]
Commercial & industrial	$ 68,730,573	$ 65,191,124
Commercial real estate	201,728,280	178,206,542
Residential real estate - 1st lien	166,691,962	162,760,273
Residential real estate - Junior (Jr) lien	42,927,335	44,720,266
Consumer	7,171,076	7,241,224
Gross Loans	487,249,226	458,119,429
Allowance for loan losses	5,278,445	5,011,878	$ 4,905,874
Deferred net loan costs	(310,130)	(316,491)
Net loans	$ 482,280,911	$ 453,424,042